Transactions with Related Parties (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
A(i) - Charter hire commissions	$ 685,148	$ 931,611	$ 866,568
Allseas Marine S.A.
Related Party Transaction [Line Items]
A(i) - Charter hire commissions	685,148	931,611	866,568
A(iii) - Management fees	2,829,632	2,782,926	2,370,144
A(v) - Superintendent fees (included in Vessels operating expenses - related party)	972,852	943,977	324,052
A(v) - Superintendent fees (included in Dry-docking expenses - related party)	95,342	41,094	75,493
B - Administrative fees (included in General and administrative expenses - related party)	35,520	36,181	35,034
C - Executive services fees (included in General and administrative expenses - related party)	2,939,560	3,013,000	2,592,660
D - Financial, accounting and financial reporting services fee (included in General and administrative expenses - related party)	$ 596,350	$ 602,662	$ 199,594